Capital and reserves, Allotted called up and fully paid (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Allotted, Called Up and Fully Paid [Abstract]
Number of shares allotted, called up and fully paid	£ 88,305	£ 64,145
Ordinary Shares [Member]
Allotted, Called Up and Fully Paid [Abstract]
Number of shares allotted, called up and fully paid	87,726	63,566
Series A Shares [Member]
Allotted, Called Up and Fully Paid [Abstract]
Number of shares allotted, called up and fully paid	0	0
Series B Shares [Member]
Allotted, Called Up and Fully Paid [Abstract]
Number of shares allotted, called up and fully paid	0	0
Series C Shares [Member]
Allotted, Called Up and Fully Paid [Abstract]
Number of shares allotted, called up and fully paid	0	0
Growth Shares [Member]
Allotted, Called Up and Fully Paid [Abstract]
Number of shares allotted, called up and fully paid	0	0
Deferred Shares [Member]
Allotted, Called Up and Fully Paid [Abstract]
Number of shares allotted, called up and fully paid	£ 579	£ 579